Accrued Liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Payables and Accruals [Abstract]
Accrued Liabilities
7.
Accrued Liabilities

The major classes of accrued liabilities are summarized as follows:

(in thousands)	March 31, 2023	June 30, 2022
Accrued purchases	$12,499	$7,478
Accrued employee compensation	7,703	5,886
Other accrued expenses	5,247	7,115
Non related party accrued interest expense	623	429
Contingent consideration	3,979	2,204
Unearned Income	1,975	(949)
Captive insurance liabilities	2,299	2,041
Total Accrued liabilities and other payables	$34,325	$24,204

7.
Accrued Liabilities

The major classes of accrued liabilities are summarized as follows:

(in thousands)	June 30, 2022	June 30, 2021
Accrued purchases	$7,478	$10,790
Accrued employee compensation	5,886	3,981
Other accrued expenses	7,115	6,754
Non related party accrued interest expense	429	202
Contingent consideration	2,204	2,151
Unearned Income	(949)	1,200
Captive insurance liabilities	2,041	-
Total Accrued liabilities and other payables	$24,204	$25,078